Segment information and revenue (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment result – (loss)/profit from operations
(loss)/profit from operations	¥ (3,843,366)	¥ 1,432,232	¥ (466,236)
Finance income – net	443,328	414,569	332,274
Share of profit/(loss) of investments accounted for using the equity method	(173,616)	874,285	724,740
Profit/(loss) before taxation	(3,573,654)	2,721,086	590,778
Petroleum products [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	972	2,967,030	(2,198,705)
Intermediate petrochemicals [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	(1,456,647)	(635,155)	581,597
Resins and plastics [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	(1,252,524)	52,215	1,262,029
Synthetic fibers [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	(1,015,255)	(854,077)	(364,211)
Trading of petrochemical products [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	12,838	43,729	42,039
Others [member]
Segment result – (loss)/profit from operations
(loss)/profit from operations	¥ (132,750)	¥ (141,510)	¥ 211,015